Deposits, Prepayment, Other Receivables and Deferred IPO Cost, Net (Details) - Schedule of Deposits, prepayment, other receivables and deferred IPO cost, net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Deposits Prepayment Other Receivables And Deferred Ipo Cost Net Abstract
Other receivables	$ 15,910	$ 30,295
Deposits	123,008	40,131
Prepayment	4,848
Deferred initial public offering “IPO” cost	373,677
Less: allowance for expected credit loss	(14)	(141)
Deposits, prepayment, other receivables and deferred IPO cost, net	$ 517,429	$ 70,285